NYLIM MacKay Muni Income Opportunities Fund
Portfolio of Investments July 31, 2026†^(Unaudited)
	Principal Amount	Value
Municipal Bonds 122.6%
Long-Term Municipal Bonds 122.1%
Alabama 2.2%
Black Belt Energy Gas District, Gas Project No. 7, Revenue Bonds
Series C-2
2.51%, due 10/1/52	$ 1,125,000	$ 1,124,516
MidCity Improvement District, 2024 Assessment Area, Special Assessment
6.50%, due 11/1/44 (a)	290,000	288,123
Mobile County Industrial Development Authority, AM/NS Calvert LLC Project, Revenue Bonds
Series A
5.00%, due 6/1/54 (b)	500,000	482,624
Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Revenue Bonds
Series A
5.25%, due 5/1/44 (a)	459,587	465,793
		2,361,056
Arizona 0.9%
Maricopa County Industrial Development Authority, Verrado Marketplace Project, Revenue Bonds
4.375%, due 5/1/33 (a)	1,000,000	973,657
California 9.1%
Adelanto Community Facilities District No. 2006-2, Improvement Area No. 2, Special Tax
Series B
5.65%, due 9/1/30	625,000	624,273
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds (c)
Series C
5.00%, due 8/1/55	750,000	771,093
Series G
5.00%, due 11/1/55	500,000	510,070
Series C
5.25%, due 1/1/54	625,000	655,369
California Statewide Communities Development Authority, Loma Linda University Medical Center Obligated Group, Revenue Bonds
Series A
5.50%, due 12/1/54	355,000	355,067
City of Stockton Community Facilities District No. 2018-2, Improvement Area 3, Westlake Villages II, Special Tax
5.00%, due 9/1/44	380,000	380,388
Lake Elsinore Unified School District, Community Facilities District No. 2006-2, Area C, Special Tax
4.00%, due 9/1/50	1,000,000	858,686
Los Angeles Department of Water & Power, Power System, Revenue Bonds
Series D
5.00%, due 7/1/44	750,000	763,292
Municipal Improvement Corp. of Los Angeles, Los Angeles Convention Center, Revenue Bonds
Series A
5.50%, due 5/1/55 (d)	2,500,000	2,654,535
Southern California Public Power Authority, Southern Transmission System Renewal Project, Revenue Bonds
Series 1, Insured: BAM
5.25%, due 7/1/50 (d)	2,000,000	2,107,554
		9,680,327

	Principal Amount	Value
Long-Term Municipal Bonds
Colorado 6.2%
City & County of Denver, Airport System, Revenue Bonds (b)
Series A
5.25%, due 12/1/43 (d)	$ 2,000,000	$ 2,036,467
Series A
5.50%, due 11/15/53	1,150,000	1,193,862
City & County of Denver, School District No. 1, Revenue Bonds
Series C, Insured: State Aid Withholding
5.50%, due 12/1/49 (d)	1,500,000	1,621,289
Gardens on Havana Metropolitan District No. 3 (The), Revenue Bonds
Series A
5.125%, due 12/1/37	750,000	750,229
Prairie Center Metropolitan District No. 3, Limited General Obligation
Series B
5.875%, due 12/15/46	1,000,000	1,049,368
		6,651,215
Connecticut 0.6%
Aquarion Water Authority, Water System, Revenue Bonds
Series E
(zero coupon), due 8/1/53	2,500,000	587,457
Delaware 1.7%
Delaware State Housing Authority, Revenue Bonds, Senior Lien
Series A, Insured: GNMA / FNMA / FHLMC
5.75%, due 1/1/56	960,000	1,035,985
Delaware State Housing Authority, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
6.00%, due 1/1/56	750,000	815,256
		1,851,241
Florida 8.6%
Brevard County Housing Finance Authority, Cocoa Leased Housing Associates II LLLP, Revenue Bonds
Insured: FNMA
4.45%, due 1/1/40	991,006	972,550
Capital Trust Authority Educational Facilities, St. Johns Classical Academy, Inc. Project, Revenue Bonds
Series B
6.70%, due 6/15/28 (a)	105,000	104,972
County of Miami-Dade, Double Barreled Aviation, Unlimited General Obligation
2.375%, due 7/1/40	625,000	462,445
County of Pasco, State of Florida Cigarette Tax Revenue, Revenue Bonds
Series A, Insured: AG
5.75%, due 9/1/54 (d)	1,000,000	1,061,622
Florida Housing Finance Corp., Revenue Bonds
Series 1, Insured: GNMA / FNMA / FHLMC
2.15%, due 7/1/35	725,000	615,696
Florida Municipal Loan Council, Shingle Creek Transit & Utility Community Development District, Special Assessment
5.15%, due 5/1/44 (b)	655,000	665,536

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
Hillsborough County Industrial Development Authority, BayCare Obligated Group, Revenue Bonds
Series C
5.50%, due 11/15/54 (d)	$ 1,835,000	$ 1,941,326
Hillsborough County Port District, Tampa Port Authority Project, Revenue Bonds
Series B
5.00%, due 6/1/46 (b)	450,000	455,111
Reunion East Community Development District, Series 2021 Project, Special Assessment
2.85%, due 5/1/31	500,000	480,048
Saltleaf Community Development District, Series 2024 Assessments, Special Assessment
6.00%, due 5/1/56	1,000,000	1,003,500
West Villages Improvement District, Unit of Development No. 10 Assessment Area One, Special Assessment
5.625%, due 5/1/54	990,000	971,880
Wind Meadows South Community Development District, Assessment Area One Project, Special Assessment
4.00%, due 5/1/52	530,000	417,160
		9,151,846
Georgia 3.4%
Georgia Housing & Finance Authority, Revenue Bonds
Series G, Insured: GNMA / FNMA
5.00%, due 12/1/45	1,000,000	1,058,360
Main Street Natural Gas, Inc., Revenue Bonds (c)
Series B
5.00%, due 7/1/53	500,000	523,160
Series D
5.00%, due 4/1/54	1,000,000	1,051,175
Municipal Electric Authority of Georgia, Revenue Bonds
Series A
5.50%, due 7/1/64	1,000,000	1,016,982
		3,649,677
Hawaii 1.6%
State of Hawaii, Airports System, Revenue Bonds
Series A
5.50%, due 7/1/54 (b)(d)	1,625,000	1,705,561
Illinois 7.0%
Chicago Board of Education, Dedicated Capital Improvement, Revenue Bonds
6.00%, due 4/1/46	1,250,000	1,263,876
Chicago O'Hare International Airport, Revenue Bonds, Senior Lien
Series A
5.50%, due 1/1/53 (b)	1,250,000	1,286,035
City of Chicago, Chicago Recovery Plan, Unlimited General Obligation
Series A
5.00%, due 1/1/43	500,000	482,516
City of Chicago, Lakeshore East Special Assessment Area, Special Assessment (a)
3.29%, due 12/1/30	325,000	314,373
3.45%, due 12/1/32	275,000	262,851

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
City of Chicago, Water Project, Revenue Bonds
Series A
5.50%, due 11/1/66 (d)	$ 2,000,000	$ 2,076,988
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bonds
Series A
5.50%, due 6/15/53	1,250,000	1,250,103
Southwestern Illinois Development Authority, Traid Community Unit School District No. 2 Project, Revenue Bonds
Series B, Insured: BAM
5.50%, due 4/1/50	500,000	519,926
		7,456,668
Indiana 1.5%
Indiana Municipal Power Agency, Revenue Bonds
Series A, Insured: AG
5.00%, due 1/1/43	475,000	503,596
Series A
5.50%, due 1/1/53	1,000,000	1,036,288
		1,539,884
Kentucky 0.9%
Kentucky Public Energy Authority, Revenue Bonds
Series B
5.00%, due 12/1/33	500,000	507,863
Perry County School District Finance Corp., Kentucky School Facilities Construction Commission, Revenue Bonds
Insured: State Intercept
2.00%, due 12/1/29	430,000	422,852
		930,715
Massachusetts 4.0%
Massachusetts Development Finance Agency, Beth Israel Lahey Health, Revenue Bonds
Series N, Insured: AG
5.50%, due 7/1/55	1,700,000	1,797,930
Massachusetts Development Finance Agency, UMass Memorial Health Care Obligated Group, Revenue Bonds
Series I
5.00%, due 7/1/46	1,000,000	977,977
Massachusetts Housing Finance Agency, Revenue Bonds
Series 223, Insured: GNMA / FNMA / FHLMC
2.10%, due 12/1/33	500,000	423,422
Series A-2, Insured: HUD Sector 8
4.50%, due 12/1/65	750,000	685,189
Series D-2, Insured: HUD Sector 8 FHA
4.90%, due 6/1/66	430,000	421,530
		4,306,048
Michigan 4.7%
Michigan Finance Authority, Trinity Health, Revenue Bonds
Series MI-1
3.23%, due 3/1/51 (d)	5,000,000	5,000,000

	Principal Amount	Value
Long-Term Municipal Bonds
Nebraska 0.8%
Douglas County Hospital Authority No. 2, Nebraska Methodist Health System, Revenue Bonds
5.50%, due 11/1/49	$ 805,000	$ 854,241
Nevada 1.1%
Nevada Housing Division, Revenue Bonds, Senior Lien
Series E, Insured: GNMA / FNMA / FHLMC
7.50%, due 4/1/49	1,000,000	1,182,559
New Hampshire 2.4%
New Hampshire Business Finance Authority, Revenue Bonds
Series 2
3.625%, due 8/20/39	613,505	577,368
New Hampshire Business Finance Authority, Centurion Foundation Andrews Avenue Med Center LLC, Revenue Bonds
Series A
5.625%, due 9/15/57	1,000,000	1,021,522
New Hampshire Business Finance Authority, Wheeling Power Co., Revenue Bonds
Series A
6.89%, due 4/1/34 (a)	905,000	944,132
		2,543,022
New York 15.8%
New York City Housing Development Corp., Revenue Bonds
Series G-1
3.90%, due 5/1/45	275,000	249,114
New York City Industrial Development Agency, Queens Baseball Stadium Project, Revenue Bonds
Series A, Insured: AG
3.00%, due 1/1/46	1,000,000	773,051
New York Liberty Development Corp., 4 World Trade Center Project, Revenue Bonds
Series A
2.75%, due 11/15/41	750,000	569,835
New York State Dormitory Authority, Cornell University, Revenue Bonds
Series A
5.50%, due 7/1/54 (d)	2,500,000	2,671,770
New York State Dormitory Authority, White Plains Hospital Obligated Group, Revenue Bonds
Insured: AG
5.50%, due 10/1/54 (d)	2,000,000	2,087,980
New York Transportation Development Corp., JFK International Airport, Revenue Bonds (b)
Insured: AG
5.50%, due 6/30/42	500,000	523,390
Insured: AG
6.00%, due 6/30/50 (d)	1,250,000	1,341,128
New York Transportation Development Corp., JFK Millennium Partners LLC, Revenue Bonds
Series A
5.50%, due 12/31/60 (b)	1,000,000	1,012,406
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Revenue Bonds (b)
Series A
4.00%, due 12/1/42	1,000,000	897,712

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Revenue Bonds (b)
5.00%, due 12/1/28	$ 750,000	$ 777,891
Insured: AG
5.50%, due 6/30/43	510,000	532,570
6.00%, due 6/30/54	1,000,000	1,032,024
Rockland County Economic Assistance Corp., Bon Secours Charity Health System, Inc., Revenue Bonds
7.50%, due 11/1/55	310,000	338,869
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds
Series A-1
5.25%, due 11/15/47	1,750,000	1,877,907
Series A
5.25%, due 12/1/54	1,000,000	1,037,064
TSASC, Inc., Tobacco Settlement Bonds, Revenue Bonds
Series B
5.00%, due 6/1/48	1,250,000	1,162,424
		16,885,135
Ohio 3.6%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Senior Lien
Series B-2
5.00%, due 6/1/55	1,025,000	776,414
Columbus Regional Airport Authority, John Glenn Columbus International Airport, Revenue Bonds
Series A
5.50%, due 1/1/50 (b)	1,000,000	1,043,892
Toledo Hospital (The)
Insured: AG
5.75%, due 11/15/38	2,000,000	1,967,227
		3,787,533
Oklahoma 0.6%
Norman Regional Hospital Authority, Hospital, Revenue Bonds
4.00%, due 9/1/37	480,000	311,801
Tulsa Municipal Airport Trust Trustees, American Airlines, Inc. Project, Revenue Bonds
6.25%, due 12/1/35 (b)	300,000	335,666
		647,467
Pennsylvania 5.5%
Allegheny County Airport Authority, Pittsburgh International Airport, Revenue Bonds
Series A, Insured: AG
5.50%, due 1/1/42 (b)	680,000	724,955
Allegheny County Sanitary Authority, Revenue Bonds
5.75%, due 6/1/47	1,000,000	1,086,698
Pennsylvania Economic Development Financing Authority, Penndot Major Bridges Project, Revenue Bonds
5.75%, due 6/30/48 (b)(d)	1,000,000	1,047,390
Pennsylvania Higher Education Assistance Agency, Revenue Bonds, Senior Lien (b)
Series 1-A
4.125%, due 6/1/45	680,000	651,313
Series 1-A
4.75%, due 6/1/46	640,000	617,028

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
Pennsylvania Higher Education Assistance Agency, Revenue Bonds
Series 1-C
5.00%, due 6/1/51 (b)	$ 1,000,000	$ 934,632
Pennsylvania Housing Finance Agency, Revenue Bonds
Series 138-A
3.00%, due 10/1/52	360,000	347,430
Series 145-A
6.00%, due 10/1/54	425,000	454,702
		5,864,148
Puerto Rico 5.7%
Commonwealth of Puerto Rico
(zero coupon), due 11/1/43	771,429	550,607
(zero coupon), due 11/1/51	968,051	707,887
(zero coupon), due 11/1/51	486,750	320,646
(zero coupon), due 11/1/51	420,000	185,325
GDB Debt Recovery Authority of Puerto Rico, Revenue Bonds
7.50%, due 8/20/40	1,950,895	1,928,488
Puerto Rico Electric Power Authority, Revenue Bonds
Series UU, Insured: AG
4.25%, due 7/1/27	120,000	120,077
Series NN, Insured: NATL-RE
4.75%, due 7/1/33	70,000	69,034
Series WW
5.00%, due 7/1/28 (e)(f)	1,000,000	728,750
Series VV, Insured: NATL-RE
5.25%, due 7/1/29	290,000	291,891
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-1
(zero coupon), due 7/1/46	3,305,000	1,208,591
		6,111,296
Rhode Island 0.7%
Rhode Island Student Loan Authority, Revenue Bonds, Senior Lien
Series A
4.125%, due 12/1/43 (b)	735,000	703,946
South Carolina 1.8%
South Carolina Public Service Authority, Revenue Bonds
Series E
5.25%, due 12/1/55	910,000	900,315
South Carolina Public Service Authority, Santee Cooper project, Revenue Bonds
Series B, Insured: AG
5.00%, due 12/1/42	1,000,000	1,065,216
		1,965,531

	Principal Amount	Value
Long-Term Municipal Bonds
South Dakota 1.0%
South Dakota Housing Development Authority, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
6.50%, due 11/1/55	$ 980,000	$ 1,092,075
Tennessee 1.5%
Metropolitan Nashville Airport Authority (The), Revenue Bonds
Series B
5.50%, due 7/1/41 (b)	1,000,000	1,067,731
Tennessee Housing Development Agency, Residential Finance Program, Revenue Bonds
Series 3
2.80%, due 7/1/44	625,000	490,354
		1,558,085
Texas 19.5%
City of Georgetown, Utility System, Revenue Bonds
Insured: AG
5.25%, due 8/15/52 (d)	1,250,000	1,281,597
City of Houston, Airport System, Revenue Bonds, Sub. Lien
Series A
5.00%, due 7/1/37 (b)	650,000	662,759
City of Houston, Airport System, Revenue Bonds
Series A
5.50%, due 7/1/44 (b)	1,000,000	1,080,794
City of Houston, United Airlines, Inc., Revenue Bonds
Series B
5.50%, due 7/15/38 (b)	1,000,000	1,065,941
City of San Antonio, Electric & Gas Systems, Revenue Bonds, Junior Lien
Series D
1.125%, due 12/1/45 (c)	1,000,000	991,729
East Montgomery County Municipal Utility District No. 4, Unlimited General Obligation
Series A
5.375%, due 4/1/49	1,000,000	1,006,955
FW Chaparral PFC, Chaparral Ranch Project, Revenue Bonds
4.00%, due 10/1/35	1,000,000	964,511
Harris County Municipal Utility District No. 16, Unlimited General Obligation
Insured: AG
3.375%, due 3/1/34	520,000	491,700
Mansfield Independent School District, School Building, Revenue Bonds
Insured: PSF-GTD
5.25%, due 2/15/55 (d)	2,500,000	2,612,997
Mesquite Independent School District, School Building, Unlimited General Obligation
Series B, Insured: PSF-GTD
5.00%, due 8/15/42	1,250,000	1,251,724
New Hope Cultural Education Facilities Finance Corp., Children's Health System of Texas, Revenue Bonds
Series A
5.50%, due 8/15/49 (d)	2,500,000	2,689,615
Tarrant County Cultural Education Facilities Finance Corp., Buckner Retirement Services, Inc. Project, Revenue Bonds
5.00%, due 11/15/46	500,000	481,563

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Tarrant County Cultural Education Facilities Finance Corp., Buckner Retirement Services, Inc. Project, Revenue Bonds
Series B
5.00%, due 11/15/46	$ 500,000	$ 481,563
Tarrant County Cultural Education Facilities Finance Corp., Health Resources System, Revenue Bonds
Series A
5.50%, due 11/15/52 (d)	2,000,000	2,113,401
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners Segments 3 LLC, Revenue Bonds, Senior Lien (b)
5.375%, due 6/30/39	1,655,000	1,719,410
5.50%, due 6/30/43	1,030,000	1,061,856
Travis County Development Authority, Longview 71 Public Improvement District Improvement Area No. 1 Project, Special Assessment
5.125%, due 9/1/54 (a)	840,000	820,887
		20,779,002
U.S. Virgin Islands 1.0%
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/39	1,000,000	1,026,937
Utah 5.6%
City of Salt Lake City, Airport, Revenue Bonds
Series A
5.50%, due 7/1/53 (b)	1,000,000	1,037,236
Downtown Revitalization Public Infrastructure District, Seg Redevelopment Project, Revenue Bonds, First Lien
Series A, Insured: AG
5.50%, due 6/1/50 (d)	2,500,000	2,673,685
Intermountain Power Agency, Revenue Bonds
Series A
5.25%, due 7/1/44	1,000,000	1,056,119
Series A
5.25%, due 7/1/45	750,000	789,895
Verk Industrial Regional Public Infrastructure District, Tax Allocation
6.625%, due 9/1/47 (a)	350,000	369,716
		5,926,651
Virginia 0.7%
Virginia College Building Authority, Regent University Project, Revenue Bonds
6.00%, due 6/1/50	750,000	781,876
Washington 0.3%
Washington State Housing Finance Commission, Revenue Bonds
Series 2
4.221%, due 3/1/50 (c)	369,349	352,496
Wisconsin 2.1%
Public Finance Authority, Georgia SR 400 Express Lanes Project, Revenue Bonds, Senior Lien
6.50%, due 12/31/65 (b)	365,000	399,712

	Principal Amount	Value
Long-Term Municipal Bonds
Wisconsin
Public Finance Authority, Million Air Three LLC, Revenue Bonds
Series B
7.00%, due 9/1/54 (a)	$ 250,000	$ 262,739
Public Finance Authority, Nolina & Sorella Projects, Revenue Bonds
5.50%, due 12/15/32 (a)	339,687	339,572
Public Finance Authority, Wonderful Foundations Charter School, Revenue Bonds
Series A-1
5.00%, due 1/1/55 (a)	1,500,000	1,266,983
		2,269,006
Total Long-Term Municipal Bonds (Cost $129,127,571)		130,176,358
Short-Term Municipal Note 0.5%
Texas 0.5%
Harris County Cultural Education Facilities Finance Corp., Houston Methodist, Revenue Bonds
Series F
2.18%, due 12/1/60 (g)	550,000	550,000
Total Short-Term Municipal Note (Cost $550,000)		550,000
Total Municipal Bonds (Cost $129,677,571)		130,726,358
Long-Term Bond 0.9%
Corporate Bond 0.9%
Commercial Services 0.9%
Toll Road Investors Partnership II LP
Series A
7.125%, due 2/15/35 (a)	1,000,000	983,253
Total Long-Term Bond (Cost $1,004,655)		983,253

	Shares
Closed-End Funds 1.0%
Massachusetts 0.1%
Eaton Vance Municipal Bond Fund	12,142	116,077
New Jersey 0.9%
BlackRock MuniHoldings Fund, Inc.	80,168	919,527
Total Closed-End Funds (Cost $1,088,016)		1,035,604

	Shares	Value
Short-Term Investment 0.7%
Unaffiliated Investment Company 0.7%
BlackRock Liquidity Funds MuniCash, 2.159% (h)	749,457	$ 749,532
Total Short-Term Investment (Cost $749,532)		749,532
Total Investments (Cost $132,519,774)	125.2%	133,494,747
Floating Rate Note Obligations (i)	(26.9)	(28,725,000)
Other Assets, Less Liabilities	1.7	1,818,377
Net Assets Applicable to Common Shares	100.0%	$ 106,588,124

†	Percentages indicated are based on Fund net assets applicable to Common shares.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Interest on these securities is subject to alternative minimum tax.
(c)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of July 31, 2026.
(d)	All or portion of principal amount transferred to a Tender Option Bond (“TOB”) Issuer in exchange for TOB Residuals and cash.
(e)	Issue in default.
(f)	Issue in non-accrual status.
(g)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(h)	Current yield as of July 31, 2026.
(i)	Face value of Floating Rate Notes issued in TOB transactions.
Futures Contracts
As of July 31, 2026, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury Long Bonds	(10)	September 2026	$ (1,106,201)	$ (1,083,125)	$ 23,076

1.	As of July 31, 2026, cash in the amount of $37,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2026.
Abbreviation(s):
AG—Assured Guaranty Ltd.
BAM—Build America Mutual Assurance Co.
FHA—Federal Housing Administration
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association

GNMA—Government National Mortgage Association
HUD—Housing and Urban Development
MTA—Metropolitan Transportation Authority
NATL-RE—National Public Finance Guarantee Corp.
PSF-GTD—Permanent School Fund Guaranteed
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 130,176,358	$ —	$ 130,176,358
Short-Term Municipal Note	—	550,000	—	550,000
Total Municipal Bonds	—	130,726,358	—	130,726,358
Long-Term Bond
Corporate Bond	—	983,253	—	983,253
Closed-End Funds	1,035,604	—	—	1,035,604
Short-Term Investment
Unaffiliated Investment Company	749,532	—	—	749,532
Total Investments in Securities	1,785,136	131,709,611	—	133,494,747
Other Financial Instruments
Futures Contracts (b)	23,076	—	—	23,076
Total Investments in Securities and Other Financial Instruments	$ 1,808,212	$ 131,709,611	$ —	$ 133,517,823

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLIM MacKay Muni Income Opportunities Fund
(formerly known as NYLI MacKay Muni Income Opportunities Fund)
Notes to Portfolios of Investments July 31, 2026 (Unaudited)
Securities Valuation.
Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Funds are open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board") of the NYLIM MacKay Muni Income Opportunities Fund ("Fund") (formerly known as NYLI MacKay Muni Income Opportunities Fund) has designated New York Life Investment Management LLC as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund’s and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of July 31, 2026, is included at the end of the Portfolio of Investments.

The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended July 31, 2026, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These instruments are generally categorized as Level 1 in the hierarchy.
Municipal debt securities are valued at the evaluated mean prices supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Municipal debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Municipal debt securities are generally categorized as Level 2 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represent the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.

In calculating NAV, each closed-end fund is valued at market value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Price information on closed-end funds is taken from the exchange where the security is primarily traded. In addition, because closed-end funds and exchange-traded funds trade on a secondary market, their shares may trade at a premium or discount to the actual net asset value of their portfolio securities and their shares may have greater volatility because of the potential lack of liquidity. These closed-end funds are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.